[GRAPHIC OMITTED]
                                 WARBURG PINCUS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT
                                   SEMIANNUAL
                                     REPORT
                                 APRIL 30, 2000
                                   (Unaudited)

                                 WARBURG PINCUS
                              EMERGING GROWTH FUND

                                    (BULLET)

                                 WARBURG PINCUS
                            SMALL COMPANY VALUE FUND

                                    (BULLET)

                                 WARBURG PINCUS
                            SMALL COMPANY GROWTH FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS EMERGING GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------
                                                                   June 20, 2000
Dear Shareholder:

   For the six months ended April 30, 2000, the Common Class shares of Warburg Pincus Emerging Growth Fund had a gain of 30.63%, vs. gains of 27.78% and 38.11%, respectively, for the Russell 2000 Growth Index 1 and the Russell 2500 Growth Index 2. The Fund's one-year return through April 30, 2000 was 48.49%. Its five-year, 10-year and since-inception (on January 21, 1988) average annual total returns through April 30, 2000 were 21.92%, 19.12% and 18.09%, respectively.

   The period was a solid one for the stocks targeted by the Fund (i.e., small- and mid-cap stocks of companies offering higher-than-average profit growth), both in absolute terms and compared to their large-cap counterparts. The group was buoyed by optimism over the profit outlook for small- and mid-cap stocks and by investors' continued enthusiasm for growth-oriented companies in general. To be sure, emerging-growth stocks were volatile, particularly late in the period, reflecting interest-rate uncertainties as well as concerns over valuations of technology vs. non-technology companies.

   The Fund had a competitive showing for the period, performing roughly in line with its benchmarks. Aiding the Fund were good showings from a number of its holdings, in particular its communications and technology stocks, notwithstanding the turbulence witnessed in these areas.

   We made no material changes to the Fund during the period with respect to basic strategy, remaining focused on well-managed companies with significant long-term growth potential. We continued to find a large number of such companies within the technology area, broadly defined. Our positive view on these companies remained based on several compelling forces, not the least of which is the Internet's expanding use as a productivity-enhancing tool and as a means of commerce. Specific software, electronic-component and communications-services providers are well-positioned to benefit from this trend, as are certain business-services companies, which remained well-represented in the Fund. Elsewhere of note, we maintained significant exposure to the energy and pharmaceutical sectors, where we continued to see compelling growth stories and attractive valuations.

   Looking  ahead,  we have a  positive  view on the  prospects  for  small- and mid-cap stocks, notwithstanding the likelihood of continued short-term volatility. Barring a material slowdown in the U.S. economy, we feel that the group's profit backdrop should remain, at minimum, supportive, given these

WARBURG PINCUS EMERGING GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

companies' domestically biased customer bases. Other factors that stand to benefit emerging-growth stocks include a strong ongoing outsourcing trend, with large companies delegating non-core functions to smaller, niche-type companies. Set within this environment, our focus will remain on innovative, rapidly growing companies we deem to have the best long-term prospects.

Elizabeth B. Dater                         Stephen J. Lurito
Co-Portfolio Manager                       Co-Portfolio Manager

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.
----------
1 The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

2 The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------
                                                                   June 20, 2000
Dear Shareholder:

   For the six months ended April 30, 2000, the Common Class shares of Warburg Pincus Small Company Value Fund had a return of 13.07%, vs. returns of 18.72% and 8.21%, respectively, for the Russell 2000 Index 1 and the Russell 2000 Value Index 2. The Fund's one-year return through April 30, 2000 was 9.56%. Its since-inception (on December 29, 1995) average annual total return through April 30, 2000 was 12.24%.

   Small-capitalization stocks had good performance for the six months, both in absolute terms and compared to their large-cap brethren, supported by a favorable profit outlook for the group. However, these stocks, and the group's growth-oriented technology names in particular, were quite volatile, reflecting fears that a strong economy would put upward pressure on inflation and interest rates. Volatility was especially sharp late in the period, with many growth stocks (which paced the small-cap rally for the six months) suffering double-digit pullbacks in April, a relatively good month for small-cap value stocks.

   Against this backdrop, the Fund had positive performance, outpacing the Russell 2000 Value Index by a fair margin. The Fund benefited from some timely stock selection, especially within the technology area. Other factors that aided the Fund included its underweighting in the financial segment through much of the period. Financial stocks lagged the broader small-cap market, hampered by fears that the Federal Reserve would continue to raise interest rates (the Fed raised rates three times during the six months).

   We made no material change to the Fund in terms of basic strategy during the period, remaining focused on identifying visible catalysts that can bring favorable attention to underfollowed, relatively inexpensive small-cap stocks. However, we made a few adjustments to the Fund's sector allocation. Most noteworthy was our increased exposure to financial-services companies (broadly defined to include banks and real-estate investment trusts). Our decision to add, late in the period, was based on the increasingly compelling valuations we saw here. It was also based on our belief that the Fed would take a "neutral" stance on interest rates relatively soon (financial stocks have historically tended to rebound ahead of peaks in rate cycles). Our particular emphasis was on insurance and real-estate companies.

   Another sector weighting we raised was health care. Many of these stocks declined in 1998 and 1999 as "reimbursement" reductions (stemming from the Balanced Budget Act of 1997) were phased in. We began to see value here late last year, believing that political pressures would restore at least some of

WARBURG PINCUS SMALL COMPANY VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

the rate reduction. Indeed, such legislation was approved last November, and further rate increases could be in the offing. Our focus remained on nursing homes and hospitals, especially those with exposure to "acute care," or long-term, customers. Rate reductions for acute-care patients were the sharpest, and restored funding could therefore have the most positive impact on these stocks. We continued to avoid health-maintenance organizations, reflecting our ongoing concerns regarding the possible passage of "right to sue" legislation and our general concerns over these stocks in an election year.

   One weighting we lowered during the period was technology. We pared certain holdings here on valuation considerations, while eliminating positions in specific companies we deemed to have deteriorating fundamentals. We also decreased our emphasis on the consumer-discretionary area, based on the Federal Reserve's apparent desire to rein in consumer spending by raising interest rates.

   Looking ahead, we see grounds for optimism regarding the underfollowed stocks targeted by the Fund. On the whole, value stocks are very compellingly priced compared to growth stocks (especially within the small-cap arena), with valuation discrepancies between the two groups remaining as wide as they have been in nearly three decades. While this is no guarantee that value stocks will see improved performance vs. growth stocks anytime soon, recent market behavior--across the market-cap spectrum--suggests that investors have become more cognizant of valuations and are broadening their scope. For our part, we will remain focused not on cheap stocks per se, but on stocks we deem to be fundamentally undervalued, given factors such as their underlying companies' balance sheet health and earnings prospects.

Kyle F. Frey
Portfolio Manager

----------
1 The Russell 2000 Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.

2 The Russell 2000 Value Index is an unmanaged index (with no defined investment objective) of those companies in the Russell 2000 Index with lower price-to-book and lower forecasted growth values. Note: In light of the Fund's value-stock emphasis, the Fund has changed its performance benchmark from the Russell 2000 Index to the Russell 2000 Value Index, effective May 2, 2000.

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

WARBURG PINCUS SMALL COMPANY GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000
--------------------------------------------------------------------------------
                                                                   June 20, 2000
Dear Shareholder:

   For the six months ended April 30, 2000, the Common Class shares of Warburg Pincus Small Company Growth Fund had a gain of 46.95%, vs. a gain of 27.78% for the Russell 2000 Growth Index.* The Fund's one-year return through April 30, 2000 was 88.80%. Its since-inception (on December 31, 1996) average annual total return through April 30, 2000 was 30.88%.

   Effective   January  7,  2000,   Elizabeth  B.  Dater  no  longer  serves  as
Co-Portfolio Manager of the Fund. Stephen J. Lurito and Sammy Oh continue to serve as Co-Portfolio Managers.

MANAGER COMMENTARY

   Small-capitalization stocks had good performance for the six months, both in absolute terms and compared to large-cap stocks. The group was supported by optimism over small companies' profit outlook and by continued improvement in the global economy, which reinforced the case for equities generally. These stocks were, however, quite volatile, especially late in the period, reflecting interest-rate uncertainties as well as concerns over valuations on technology vs. non-technology companies and speculative excess in the IPO market.

   Against this backdrop, the Fund had a solid showing, outperforming its benchmark by a comfortable margin. The Fund's performance was driven by the rally in small-cap stocks and by good stock selection during the period, especially within the technology and communications areas. The Fund also saw good performances from individual holdings within a range of other sectors, for example specific oil-services and pharmaceutical stocks.

   We made no major changes to the Fund during the period with regard to overall strategy, remaining focused on rapidly growing companies with innovative, viable products and services. With respect to sector allocation, our primary emphasis remained on technology stocks, broadly defined to include software, electronics and telecommunications companies. We believe that a large number of these have good long-term prospects, supported by the phenomenal expansion of the Internet (and the ongoing wireless "conversion" of the Internet) and by demand for productivity-enhancing products and services. Other noteworthy sector weightings for the Fund through the period included the energy and health care areas, where we continued to see good opportunity.

WARBURG PINCUS SMALL COMPANY GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT -- APRIL 30, 2000 (CONT'D)
--------------------------------------------------------------------------------

   Looking ahead, we have a favorable view on the long-term prospects for small-cap stocks, the group's propensity for short-term volatility notwithstanding. The trends that have supported small-cap investing since late 1998--most specifically, relatively stable global financial conditions and a healthy U.S. economy--appear unlikely to collapse, which should allow for ample opportunity to add value via individual stock selection. Set within this environment, we will continue to strive to identify stocks we deem to have the best prospects.

Stephen J. Lurito                                  Sammy Oh
Co-Portfolio Manager                               Co-Portfolio Manager

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

----------
* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES         VALUE
                                                    ------------ --------------
COMMON STOCKS (92.5%)
BUILDING & BUILDING MATERIALS (0.6%)
    Lennar Corp.                                         825,400 $   15,373,075
                                                                 --------------
BUSINESS SERVICES (6.6%)
    New York Restaurant Group, Inc. (DAGGER) #           336,786      3,249,985
    On Assignment, Inc. (DAGGER)                       1,400,920     43,953,865
    Paychex, Inc.                                        339,700     17,876,712
    Phone.com, Inc. (DAGGER)                             248,550     20,878,200
    QRS Corp. (DAGGER)                                   394,400     13,015,200
    SeaChange International, Inc. (DAGGER)               493,390     14,801,700
    SunGard Data Systems, Inc. (DAGGER)                  637,990     22,050,529
    Sykes Enterprises, Inc. (DAGGER)                       1,370         27,400
    TMP Worldwide, Inc. (DAGGER)                         374,550     24,486,206
                                                                 --------------
                                                                    160,339,797
                                                                 --------------
COMMUNICATIONS & MEDIA (8.1%)
    Backweb Technologies, Ltd. (DAGGER)                  840,050     19,688,672
    BreezeCom, Ltd. Series B (DAGGER) #                1,739,078     38,259,716
    Ditech Communications Corp.                          240,000     20,580,000
    Foundry Networks, Inc. (DAGGER)                      223,000     20,293,000
    Hispanic Broadcasting Corp.(DAGGER)                  219,813     22,214,851
    Inktomi Corp. (DAGGER)                               190,700     29,355,881
    Insight Communications Co., Inc. (DAGGER)            246,400      5,020,400
    Itxc Corp. (DAGGER)                                  264,550      7,093,247
    Spanish Broadcasting System, Inc. (DAGGER)           815,000     15,230,312
    Westwood One, Inc.                                   315,190     11,149,846
    Youthstream Media Networks, Inc. (DAGGER)          1,245,344      7,939,068
                                                                 --------------
                                                                    196,824,993
                                                                 --------------
COMPUTERS (8.0%)
    Citrix Systems, Inc. (DAGGER)                        729,350     44,535,934
    Informix Corp. (DAGGER)                            1,539,575     16,935,325
    Marimba, Inc. (DAGGER)                                70,550      1,397,772
    Mercury Interactive Corp. (DAGGER)                   432,875     38,958,750
    Micromuse, Inc. (DAGGER)                              60,000      5,887,500
    National Instruments Corp. (DAGGER)                  604,765     29,482,294
    Network Appliance, Inc. (DAGGER)                     218,675     16,168,283
    Scitex Corp., Ltd. (DAGGER)                        1,760,400     20,904,750
    VERITAS Software Corp. (DAGGER)                      200,000     21,453,125
    Softcom, Inc.(DAGGER)#                               454,545        999,999
                                                                 --------------
                                                                    196,723,732
                                                                 --------------
CONSUMER SERVICES (1.5%)
    DeVRY, Inc. (DAGGER)                               1,007,321     23,986,831
    ITT Educational Services, Inc.                       679,050     12,138,019
                                                                 --------------
                                                                     36,124,850
                                                                 --------------
ELECTRONICS (24.6%)
    Altera Corp. (DAGGER)                                196,500     20,092,125
    Amkor Technology, Inc.                               388,100     23,746,869


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES         VALUE
                                                    ------------ --------------
COMMON STOCKS (CONT'D)
    Analog Devices, Inc. (DAGGER)                      325,000 $     24,964,062
    Avant! Corp. (DAGGER)                                353,150      6,356,700
    Broadcom Corp. Class A                               128,400     22,132,950
    Burr-Brown Corp. (DAGGER)                          1,052,095     71,674,006
    Celestica, Inc. - ADR(DAGGER)                        683,000     37,266,187
    Cognex Corp. (DAGGER)                                661,000     37,594,375
    DSP Group, Inc. (DAGGER)                             500,500     35,598,062
    JDS Uniphase Corp. (DAGGER)                          257,950     26,762,312
    KLA-Tencor Corp. (DAGGER)                            129,650      9,707,544
    Lattice Semiconductor Corp. (DAGGER)                 594,290     40,040,289
    Maxim Integrated Products, Inc. (DAGGER)           1,317,390     85,383,339
    NVIDIA Corp. (DAGGER)                                332,100     29,598,413
    PMC-Sierra, Inc. (DAGGER)                            189,825     36,422,672
    RF Micro Devices, Inc.                               138,800     14,443,875
    Sawtek, Inc. (DAGGER)                                543,200     25,971,750
    Vishay Intertechnology, Inc. (DAGGER)                621,205     52,103,569
                                                                 --------------
                                                                    599,859,099
                                                                 --------------
ENERGY (2.0%)
    Apache Corp.                                         455,000     22,039,063
    Chaparral Resources, Inc.(DAGGER) #                   13,889        109,375
    Devon Energy Corp.                                   330,000     15,901,875
    Noble Affiliates, Inc.                               294,000     10,602,375
                                                                 --------------
                                                                     48,652,688
                                                                 --------------
FINANCIAL SERVICES (4.3%)
    Bear Stearns Cos., Inc.                              500,000     21,437,500
    Countrywide Credit Industries, Inc.                  200,000      5,525,000
    Enhance Financial Services Group, Inc.               790,450      8,003,306
    Indymac Mortgage Holdings, Inc. (DAGGER)           1,848,900     24,151,256
    MBIA, Inc.                                           150,000      7,415,625
    Reinsurance Group of America, Inc.                 1,139,095     28,334,988
    XL Capital, Ltd. Class A                             220,000     10,477,500
                                                                 --------------
                                                                    105,345,175
                                                                 --------------

FOOD, BEVERAGES & TOBACCO (0.2%)
    Ben & Jerry's Homemade, Inc. Class A (DAGGER)        131,500      5,695,594
                                                                 --------------
HEALTHCARE (4.5%)
    Columbia/HCA Healthcare Corp.                        460,000     13,081,250
    Focal, Inc. (DAGGER)                                       1              6
    HEALTHSOUTH Corp. (DAGGER)                         2,000,000     16,125,000
    IVAX Corp.                                         1,232,950     33,752,006
    PE Corp - PE Biosystems Group                        346,125     20,767,500
    St. Jude Medical, Inc.                               200,000      6,237,500
    Tenet Healthcare Corp. (DAGGER)                      739,000     18,844,500
    Women First Healthcare, Inc. (DAGGER)#               274,500        514,688
                                                                 --------------
                                                                    109,322,450
                                                                 --------------


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES         VALUE
                                                    ------------ --------------
COMMON STOCKS (CONT'D)
OIL SERVICES (7.3%)
    Cooper Cameron Corp. (DAGGER)                        729,990 $   54,749,250
    ENSCO International, Inc.                             47,000      1,559,813
    Nabors Industries, Inc. (DAGGER)                   1,298,475     51,208,608
    Noble Drilling Corp. (DAGGER)                        567,490     22,664,132
    Pride International, Inc. (DAGGER)                 1,113,100     25,183,888
    Smith International, Inc. (DAGGER)                   305,925     23,250,300
                                                                 --------------
                                                                    178,615,991
                                                                 --------------
PHARMACEUTICALS (4.6%)
    Biovail Corp. (DAGGER)                               556,550     26,540,478
    Elan Corp. PLC ADR (DAGGER)                          410,000     17,578,750
    Immunex Corp. (DAGGER)                               355,000     13,978,125
    Pharmacopeia, Inc. (DAGGER)                          254,400     10,462,200
    Sepracor, Inc. (DAGGER)                              299,500     27,554,000
    Watson Pharmaceuticals, Inc. (DAGGER)                377,775     16,976,264
                                                                 --------------
                                                                    113,089,817
                                                                 --------------
REAL ESTATE (1.2%)
    AMB Property Corp.                                   291,000      6,420,188
    Apartment Investment & Management Co. Class A        300,000     11,925,000
    Boston Properties, Inc.                              300,000     10,462,500
                                                                 --------------
                                                                     28,807,688
                                                                 --------------
RETAIL (0.6%)
    Office Depot, Inc.                                 1,494,600     15,786,713
                                                                 --------------
TELECOMMUNICATIONS & EQUIPMENT (18.4%)
    ADC Telecommunications, Inc. (DAGGER)                 25,000      1,518,750
    Advanced Fibre Communications, Inc.(DAGGER)            3,130        143,002
    Amdocs, Ltd. (DAGGER)                                767,400     51,943,388
    ANTEC Corp. (DAGGER)                                 754,900     40,575,875
    Audiocodes, Ltd. (DAGGER)                            585,590     43,919,250
    Clarent Corp. (DAGGER)                               337,700     22,963,600
    Comverse Technology, Inc.                            208,600     18,604,513
    Corecomm Ltd. (DAGGER)                               568,725     17,772,656
    Exodus Communications, Inc. (DAGGER)                 181,700     16,069,094
    iBasis, Inc. (DAGGER)                                268,900      6,083,863
    Intermedia Communications, Inc. (DAGGER)             569,200     23,194,900
    ITC DeltaCom, Inc. (DAGGER)                          735,933     24,193,797
    McLeodUSA, Inc. (DAGGER)                           1,257,675     31,441,875
    Polycom, Inc. (DAGGER)                               611,825     48,410,653
    Scientific Atlanta, Inc.                             699,500     45,511,219
    Spectrasite Holdings, Inc. (DAGGER)                1,094,575     22,986,075
    Symbol Technologies, Inc.                            430,987     24,027,525
    Time Warner Telecom, Inc.                              5,000        273,750
    West TeleServices Corp.(DAGGER)                      421,800      8,910,525
                                                                 --------------
                                                                    448,544,310
                                                                 --------------
TOTAL COMMON STOCKS (Cost $1,636,867,950)                         2,259,105,972
                                                                 --------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES         VALUE
                                                    ------------ --------------
PREFERRED STOCKS (0.4%)
    Celltra Ltd. Series C #                            1,102,524 $    7,000,002
    Opal Concepts, Inc. Series B #                       792,603      2,000,000
                                                                 --------------
TOTAL PREFERRED STOCKS (Cost $9,000,000)                              9,000,002
                                                                 --------------
WARRANTS (0.0%)
    Women First Healthcare, Inc. Warrants #                5,516              0
      (Cost $0)                                                  --------------
                                                         PAR
                                                    ------------
BONDS (0.6%)
    Orckit Communications, Inc. 5.750% 04/01/05     $ 15,000,000     11,493,750
    TimesSquareMedia.com, Inc. 6.000% 11/22/02#        2,900,000      2,900,000
                                                                 --------------
Total Bonds (Cost $17,900,000)                                       14,393,750
                                                                 --------------
                                                       NUMBER
                                                         OF
                                                       SHARES
                                                    ------------
SHORT TERM INVESTMENTS (5.7%)
    Institutional Money Market Trust                  25,095,816     25,095,816
    RBB Money Market Fund                            114,648,091    114,648,091
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS (Cost $139,743,907)                    139,743,907
                                                                 --------------
TOTAL INVESTMENTS AT VALUE (99.2%) (Cost $1,803,511,857)          2,422,243,631

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                         19,035,011
                                                                 --------------
NET ASSETS (100.0%)                                              $2,441,278,642
                                                                 ==============
                            INVESTMENT ABBREVIATIONS

                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.
#    Restricted security.


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
COMMON STOCKS (93.8%)
BANKS & SAVINGS & LOANS (7.0%)
    Century Bancorp, Inc., Class A                        30,300    $   393,900
    City National Corp.                                   11,200        412,300
    Prosperity Bancshares, Inc.                           40,500        564,469
    Texas Regional Bancshares, Inc.                       14,518        414,670
                                                                    -----------
                                                                      1,785,339
                                                                    -----------
BUILDING & BUILDING MATERIALS (3.5%)
    Centex Corp.                                          10,200        246,075
    Elcor Corp.                                            7,200        229,050
    Walter Industries, Inc. (DAGGER)                      37,600        401,850
                                                                    -----------
                                                                        876,975
                                                                    -----------
BUSINESS SERVICES (5.6%)
    Graco, Inc.                                           11,000        372,625
    Interim Services, Inc. (DAGGER)                       15,900        272,287
    National Data Corp.                                    8,300        230,325
    Sensormatic Electronics Corp.                          4,800         80,100
    Wilmar Industries, Inc. (DAGGER)                      27,100        464,087
                                                                    -----------
                                                                      1,419,424
                                                                    -----------
CHEMICALS (1.8%)
    Crompton Corp.                                        38,000        446,500
                                                                    -----------
COMMUNICATIONS & MEDIA (1.0%)
    Insight Communications Co., Inc. (DAGGER)             12,500        254,687
                                                                    -----------
COMPUTERS (1.8%)
    Exabyte Corp. (DAGGER)                                30,800        146,300
    Hyperion Solutions Corp. (DAGGER)                      4,500        136,477
    JDA Software Group, Inc. (DAGGER)                         20            372
    PerkinElmer, Inc.                                      1,400         76,650
    Sybase, Inc. (DAGGER)                                  4,700         94,881
                                                                    -----------
                                                                        454,680
                                                                    -----------
CONGLOMERATES (2.5%)
    Gaylord Container Corp. (DAGGER)                      62,051        318,011
    Watts Industries, Inc., Class A                       23,700        316,987
                                                                    -----------
                                                                        634,998
                                                                    -----------
CONSUMER DURABLES (7.0%)
    Aftermarket Technology Corp. (DAGGER)                 38,400        446,400
    Harman International Industries, Inc.                 10,600        692,975
    KEMET Corp. (DAGGER)                                   1,800        134,100
    La-Z-Boy, Inc.                                        15,800        247,863
    Superior Industries International, Inc.                7,977        256,760
                                                                    -----------
                                                                      1,778,098
                                                                    -----------


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
COMMON STOCKS (CONT'D)
CONSUMER NON-DURABLES (3.9%)
    Borg-Warner Automotive, Inc.                           6,500    $   271,781
    WestPoint Stevens, Inc.                               38,500        721,875
                                                                    -----------
                                                                        993,656
                                                                    -----------
CONSUMER SERVICES (1.5%)
    Lo-Jack Corp. (DAGGER)                                51,400        369,437
                                                                    -----------
ELECTRONICS (3.3%)
    Avant! Corp. (DAGGER)                                 16,300        293,400
    Cypress Semiconductor Corp. (DAGGER)                   2,500        129,844
    Exar Corp. (DAGGER)                                    1,000         80,172
    Integrated Device Technology, Inc. (DAGGER)            4,800        230,700
    International Rectifier Corp. (DAGGER)                 2,100        103,162
                                                                    -----------
                                                                        837,278
                                                                    -----------
FINANCIAL SERVICES (12.0%)
    AmeriCredit Corp. (DAGGER)                            24,300        454,106
    HCC Insurance Holdings, Inc.                          25,900        304,325
    Mercury General Corp.                                 16,700        457,163
    National Western Life Insurance Co., Class A (DAGGER)  3,800        282,863
    Radian Group, Inc.                                    10,105        514,723
    StanCorp Financial Group, Inc.                        21,100        614,538
    Webster Financial Corp.                               19,800        423,225
                                                                    -----------
                                                                      3,050,943
                                                                    -----------
HEALTHCARE (8.9%)
    Health Management Associates, Inc., Class A           22,000        350,625
    ICU Medical, Inc. (DAGGER)                             6,800        148,750
    Manor Care, Inc. (DAGGER)                             27,900        333,056
    Morrison Management Specialists, Inc.                 19,250        532,984
    Omnicare, Inc.                                        37,000        561,938
    Universal Health Services, Inc., Class B               6,200        339,450
                                                                    -----------
                                                                      2,266,803
                                                                    -----------
INDUSTRIAL MANUFACTURING & PROCESSING (1.4%)
    Bethlehem Steel Corp. (DAGGER)                        64,400        346,150
                                                                    -----------
LEISURE & ENTERTAINMENT (1.9%)
    SCP Pool Corp. (DAGGER)                               12,813        471,679
                                                                    -----------
METALS & MINING (2.3%)
    Freeport-McMoRan Copper & Gold, Inc.,
     Class B (DAGGER)                                     25,400        244,475
    National Steel Corp., Class B                         53,500        334,375
                                                                    -----------
                                                                        578,850
                                                                    -----------
OFFICE EQUIPMENT & SUPPLIES (0.3%)
    Imation Corp. (DAGGER)                                 2,500         70,156
                                                                    -----------


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
COMMON STOCKS (CONT'D)
OIL SERVICES (8.0%)
    Evergreen Resources, Inc. (DAGGER)                    18,600    $   430,125
    Global Industries, Ltd. (DAGGER)                      34,700        494,475
    Newpark Resources, Inc. (DAGGER)                      24,000        198,000
    Pride International, Inc. (DAGGER)                    21,100        477,388
    Varco International, Inc.                             34,952        436,900
                                                                    -----------
                                                                      2,036,888
                                                                    -----------
PAPER & FOREST PRODUCTS (3.1%)
    Abitibi-Consolidated, Inc.                            21,500        233,813
    Caraustar Industries, Inc.                                30            456
    Ivex Packaging Corp. (DAGGER)                         31,300        281,700
    Wausau-Mosinee Paper Corp.                            23,200        281,300
                                                                    -----------
                                                                        797,269
                                                                    -----------
REAL ESTATE (6.0%)
    BRE Properties, Inc., Class A                         14,000        391,125
    CenterPoint Properties Corp.                           7,400        265,475
    Home Properties of New York, Inc.                     13,300        372,400
    Mission West Properties, Inc.                         49,386        413,608
    Western Water Co. (DAGGER)                           149,800         79,581
                                                                    -----------
                                                                      1,522,189
                                                                    -----------
RETAIL (0.8%)
    AnnTaylor Stores Corp. (DAGGER)                        9,700        200,669
                                                                    -----------
TRANSPORTATION (5.3%)
    Airborne Freight Corp.                                19,600        420,175
    Landstar Systems, Inc. (DAGGER)                        9,600        549,600
    M.S. Carriers, Inc. (DAGGER)                          15,700        372,875
                                                                    -----------
                                                                      1,342,650
                                                                    -----------
UTILITIES-ELECTRIC (4.9%)
    IDACORP, Inc.                                         10,250        377,969
    NSTAR                                                 10,900        480,281
    UniSource Energy Corp.                                24,000        390,000
                                                                    -----------
                                                                      1,248,250
                                                                    -----------
TOTAL COMMON STOCKS (Cost $20,385,525)                               23,783,568
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
CONVERTIBLE BOND (0.6%)
    EA Industries, Inc., Series A Convertible
      Notes (NR, NR) 1 #
      6.000% 04/30/00
     (Cost $1,500,000)                              $  1,500,000    $   150,000
                                                                    -----------
                                                       SHARES
                                                    ------------
SHORT TERM INVESTMENTS (6.1%)
    Institutional Money Market Trust                     323,274        323,274
    RBB Money Market Fund                              1,216,563      1,216,563
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (Cost $1,539,837)                        1,539,837
                                                                    -----------
WARRANTS (0.0%)
    EA Industries, Inc. 1 (Cost $110,438)                      1              0
                                                                    -----------
TOTAL INVESTMENTS AT VALUE (100.5%) (Cost $23,535,800)               25,473,405

LIABILITIES IN EXCESS OF OTHER ASSETS (0.5%)                           (130,559)
                                                                    -----------
NET ASSETS (100.0%)                                                 $25,342,846
                                                                    ===========

                            INVESTMENT ABBREVIATIONS

                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.
1    Illiquid security.
#    Bond is currently in default.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
COMMON STOCKS (94.2%)
BUSINESS SERVICES (4.1%)
    Acxiom Corp. (DAGGER)                                 13,300    $   359,100
    Breakaway Solution, Inc. (DAGGER)                        900         23,737
    Exchange Applications, Inc. (DAGGER)                   8,700        106,031
    Frontline Capital Group (DAGGER)                       8,500        145,562
    Getty Images, Inc. (DAGGER)                            9,400        285,525
    QRS Corp. (DAGGER)                                     5,650        186,450
    Titan Corp. (DAGGER)                                   8,200        352,087
                                                                    -----------
                                                                      1,458,492
                                                                    -----------
CAPITAL EQUIPMENT (1.1%)
    Applied Power, Inc.                                   13,600        389,300
                                                                    -----------
COMMUNICATIONS & MEDIA (5.8%)
    About.com, Inc. (DAGGER)                               3,700        126,956
    Airnet Communications Corp. (DAGGER)                   1,500         26,625
    BackWeb Technologies, Ltd. (DAGGER)                   15,300        358,594
    Clarus Corp. (DAGGER)                                  5,800        233,087
    Information Architects Corp. (DAGGER)                 22,900        251,900
    Pegasus Communications Corp. (DAGGER)                  3,100        338,287
    Puma Technology, Inc. (DAGGER)                         6,400        194,544
    Spyglass, Inc.(DAGGER)                                 5,900        312,700
    ValueVision International, Inc. (DAGGER)              10,300        205,356
    Youthstream Media Networks, Inc. (DAGGER)              5,500         35,062
                                                                    -----------
                                                                      2,083,111
                                                                    -----------
COMPUTERS (19.5%)
    Allaire Corp. (DAGGER)                                 7,100        390,944
    American Software, Inc., Class A (DAGGER)             12,300         92,250
    Aspect Development, Inc. (DAGGER)                      9,500        656,687
    Bluestone Software, Inc. (DAGGER)                      5,800        122,162
    BroadVision, Inc. (DAGGER)                             4,225        185,636
    Business Objects S.A. ADR (DAGGER)                     6,400        626,400
    Documentum, Inc. (DAGGER)                              9,100        536,900
    Excelon Corp.(DAGGER)                                 22,400        263,200
    Iona Technologies PLC ADR (DAGGER)                     5,000        284,062
    Manugistics Group, Inc. (DAGGER)                      10,900        466,656
    Marimba, Inc. (DAGGER)                                 8,700        172,369
    Mercury Interactive Corp. (DAGGER)                     7,700        693,000
    Packeteer, Inc. (DAGGER)                              12,900        290,250
    Peregrine Systems, Inc. (DAGGER)                      17,700        425,906
    Radiant Systems, Inc. (DAGGER)                        11,100        206,737
    Remedy Corp. (DAGGER)                                  9,000        478,125
    RSA Security, Inc. (DAGGER)                            5,000        293,437
    Santa Cruz Operation, Inc. (DAGGER)                   22,700        137,619
    Sybase, Inc. (DAGGER)                                 11,800        238,212
    Unify Corp. (DAGGER)                                  18,300        219,600
    Wind River Systems, Inc. (DAGGER)                      5,700        243,319
    ZapMe! Corp. (DAGGER)                                  2,800         10,850
                                                                    -----------
                                                                      7,034,321
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
COMMON STOCKS (CONT'D)
CONSUMER SERVICES (0.2%)
    DeVRY, Inc. (DAGGER)                                   3,400    $    80,963
    Strayer Education, Inc.                                  200          4,113
                                                                    -----------
                                                                         85,076
                                                                    -----------
ELECTRONICS (22.3%)
    Alpha Industries, Inc.                                11,400        592,800
    ANADIGICS, Inc. (DAGGER)                               6,550        492,888
    Anaren Microwave, Inc. (DAGGER)                        6,900        717,600
    Asyst Technologies, Inc. (DAGGER)                      7,200        385,200
    Avant! Corp. (DAGGER)                                  4,899         88,182
    Burr-Brown Corp. (DAGGER)                             11,200        763,000
    C-Cube Microsystems, Inc. (DAGGER)                     7,900        507,575
    California Amplifier, Inc. (DAGGER)                   13,300        359,100
    Cymer, Inc. (DAGGER)                                   8,300        324,219
    DSP Group, Inc. (DAGGER)                               9,600        682,800
    Emulex Corp. (DAGGER)                                  1,700         77,138
    Interlink Electronics, Inc. (DAGGER)                   9,000        270,000
    Newport Corp.                                          3,100        376,069
    Odetics, Inc., Class A (DAGGER)                       25,400        266,700
    Photronics, Inc. (DAGGER)                             12,400        413,075
    PRI Automation, Inc. (DAGGER)                          5,500        439,313
    SanDisk Corp. (DAGGER)                                 5,100        467,288
    Telcom Semiconductor, Inc.(DAGGER)                    11,500        282,469
    Varian Semiconductor Equipment Associates, Inc.        5,300        356,425
    Versant Object Technology Corp. (DAGGER)              27,300        177,450
                                                                    -----------
                                                                      8,039,291
                                                                    -----------
ENERGY (0.7%)
    Stone Energy Corp. (DAGGER)                            5,000        236,250
                                                                    -----------
FINANCIAL SERVICES (0.4%)
    AmeriCredit Corp. (DAGGER)                             3,200         59,800
    Enhance Financial Services Group, Inc.                 4,200         42,525
    Reinsurance Group, Inc.                                2,231         55,496
                                                                    -----------
                                                                        157,821
                                                                    -----------
HEALTHCARE (5.4%)
    Advance Paradigm, Inc. (DAGGER)                       12,700        158,750
    Coherent, Inc. (DAGGER)                                6,500        375,781
    Foundation Health Systems, Inc., Class A (DAGGER)     32,000        322,000
    Mid Atlantic Medical Services, Inc. (DAGGER)          29,100        270,994
    MiniMed, Inc. (DAGGER)                                 3,900        479,456
    Oxford Health Plans, Inc. (DAGGER)                    17,300        328,700
                                                                    -----------
                                                                      1,935,681
                                                                    -----------
LEISURE & ENTERTAINMENT (0.6%)
    American Classic Voyages Co. (DAGGER)                 11,000        220,688
                                                                    -----------


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
COMMON STOCKS (CONT'D)
OIL SERVICES (7.8%)
    BJ Services Co. (DAGGER)                               8,000    $   562,000
    Cooper Cameron Corp. (DAGGER)                          7,000        525,000
    National-Oilwell, Inc. (DAGGER)                        8,500        203,469
    Petroleum Geo - Services ADR (DAGGER)                  4,600         74,750
    Precision Drilling Corp. (DAGGER)                     14,100        451,200
    Rowan Companies, Inc. (DAGGER)                        16,000        447,000
    Smith International, Inc. (DAGGER)                     7,200        547,200
                                                                    -----------
                                                                      2,810,619
                                                                    -----------
PHARMACEUTICALS (5.3%)
    Abgenix, Inc. (DAGGER)                                 3,400        304,513
    Alkermes, Inc. (DAGGER)                                8,300        441,975
    Diversa Corp.(DAGGER)                                  7,600        205,200
    Gene Logic, Inc. (DAGGER)                              6,300        169,313
    Lynx Therapeutics, Inc. (DAGGER)                       8,400        201,600
    Medarex, Inc. (DAGGER)                                 4,800        254,400
    Medicis Pharmaceutical Corp., Class A (DAGGER)         7,800        341,250
                                                                    -----------
                                                                      1,918,251
                                                                    -----------
RETAIL (0.8%)
    Ames Department Stores, Inc. (DAGGER)                  5,600        100,450
    AnnTaylor Stores Corp. (DAGGER)                        9,200        190,325
                                                                    -----------
                                                                        290,775
                                                                    -----------
TELECOMMUNICATIONS & EQUIPMENT (18.2%)
    Adaptive Broadband Corp.                              12,400        403,000
    Advanced Fibre Communications, Inc. (DAGGER)          11,100        507,131
    ANTEC Corp. (DAGGER)                                  13,200        709,500
    Audiocodes, Ltd. (DAGGER)                              4,500        337,500
    CapRock Communications Corp. (DAGGER)                  1,900         63,650
    CTC Communications Group, Inc. (DAGGER)                8,850        298,688
    Gilat Satellite Networks, Ltd. (DAGGER)                3,100        266,213
    Harris Corp.                                          12,000        387,750
    PairGain Technologies, Inc. (DAGGER)                  15,600        388,050
    Polycom, Inc.                                          4,900        387,713
    Powertel, Inc. (DAGGER)                                5,100        342,975
    Powerwave Technologies, Inc.(DAGGER)                   4,800        998,700
    Proxim, Inc.                                           3,500        269,281
    SeaChange International, Inc. (DAGGER)                 9,400        282,000
    Tekelec (DAGGER)                                      11,000        385,000
    Viatel, Inc. (DAGGER)                                  9,400        359,550
    Westell Technologies, Inc., Class A (DAGGER)           5,600        159,250
                                                                    -----------
                                                                      6,545,951
                                                                    -----------
TRANSPORTATION (2.0%)
    Airborne Freight Corp.                                34,300        735,306
                                                                    -----------
TOTAL COMMON STOCKS (Cost $35,642,522)                               33,940,933
                                                                    -----------


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--APRIL 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       NUMBER
                                                         OF
                                                       SHARES          VALUE
                                                    ------------    -----------
SHORT TERM INVESTMENTS (5.9%)
    Institutional Money Market Trust                     410,102    $   410,102
    RBB Money Market Fund                              1,705,609      1,705,609
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS (Cost $2,115,711)                        2,115,711
                                                                    -----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $37,758,233)               36,056,644

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                             (7,430)
                                                                    -----------
NET ASSETS (100.0%)                                                 $36,049,214
                                                                    ===========

                            INVESTMENT ABBREVIATIONS

                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
(DAGGER) Non-income producing security.


                See Accompanying Notes to Financial Statements.

                         This page intentionally left blank

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                 WARBURG PINCUS      WARBURG PINCUS      WARBURG PINCUS
                                                EMERGING GROWTH       SMALL COMPANY      SMALL COMPANY
                                                      FUND              VALUE FUND        GROWTH FUND
                                                ---------------      --------------      --------------
ASSETS
  Investments at value (Cost - $1,803,511,857,
   $23,535,800, and $37,758,233,
   respectively)                                 $2,422,243,631        $25,473,405        $36,056,644
  Dividends and interest receivable                     558,768             61,170              2,613
  Receivable for fund shares sold                     2,271,583                258            153,144
  Receivable for investment securities sold          58,516,936             88,113                  0
  Prepaid expenses and other assets                      26,065             28,852            140,711
                                                 --------------        -----------        -----------
                                                  2,483,616,983         25,651,798         36,353,112
                                                 --------------        -----------        -----------
LIABILITIES
  Advisory fee payable                                1,786,999             18,532             19,824
  Administrative fee payable                            338,817              2,059              2,885
  Shareholder servicing fee payable                     130,787              5,155              7,213
  Payable for investments purchased                  38,855,854            207,762            232,911
  Payable for fund share                                      0              4,848              1,436
  Accrued expenses payable                            1,225,884             70,596             39,629
                                                 --------------        -----------        -----------
                                                     42,338,341            308,952            303,898
                                                 --------------        -----------        -----------
NET ASSETS
  Capital stock, $0.001 par value                        48,858             97,874              1,525
  Paid-in capital                                 1,376,931,353         19,622,492         35,581,073
  Accumulated undistributed net investment loss      (9,367,591)           (77,595)           (96,528)
  Accumulated net realized gain from security
   transactions                                     454,934,248          3,762,469          2,264,732
  Net unrealized appreciation/depreciation
    from investments                                618,731,774          1,937,606         (1,701,588)
                                                 --------------        -----------        -----------
  Net Assets                                     $2,441,278,642        $25,342,846        $36,049,214
                                                 ==============        ===========        ===========
COMMON SHARES
  Net assets                                     $2,120,194,859        $25,305,648        $36,049,214
                                                 --------------        -----------        -----------
    Shares outstanding                               42,193,640          2,021,659          1,524,660
                                                 --------------        -----------        -----------
    Net asset value, offering price and redemption
     price per share                                     $50.25             $12.52             $23.64
                                                         ======             ======             ======
ADVISOR SHARES
  Net assets                                     $  321,083,783        $    37,198        $      0.00
                                                 --------------        -----------        -----------
  Shares outstanding                                  6,668,375              2,993                  0
                                                 --------------        -----------        -----------
  Net asset value, offering price and redemption
   price per share                                       $48.15             $12.43             $ 0.00
                                                         ======             ======             ======

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                  WARBURG PINCUS     WARBURG PINCUS     WARBURG PINCUS
                                                 EMERGING GROWTH      SMALL COMPANY      SMALL COMPANY
                                                       FUND             VALUE FUND        GROWTH FUND
                                                 ---------------      -------------      -------------
INVESTMENT INCOME:
  Dividends                                        $    448,543         $  128,922        $     1,636
  Interest                                            5,086,180             37,364             71,800
                                                   ------------         ----------        -----------
      Total investment income                         5,534,723            166,286             73,436
                                                   ------------         ----------        -----------
EXPENSES:
  Investment advisory fees                           10,719,845            139,337            121,403
  Administrative services fees                        2,037,294             29,132             26,323
  Transfer agent fees                                 1,238,097              4,252              8,341
  Shareholder servicing/Distribution fees               759,756             34,876             30,351
  Custodian/Sub-custodian fees                          207,682             14,712             20,256
  Printing fees                                         117,832              3,548              2,378
  Legal fees                                             68,563              9,723              7,786
  Registration fees                                      44,482             20,901             19,356
  Audit fees                                             28,319              5,345              5,283
  Directors fees                                          7,518              6,408              6,410
  Insurance expense                                          36                595                179
  Offering/Organizational costs                               0              7,431                  0
  Interest expense                                            0                  0                669
  Miscellaneous expense                                  22,787              1,629              1,523
                                                   ------------         ----------        -----------
                                                     15,252,211            277,889            250,258
    Less: fees waived and transfer agent offsets       (349,897)           (34,008)           (80,294)
                                                   ------------         ----------        -----------
      Total expenses                                 14,902,314            243,881            169,964
                                                   ------------         ----------        -----------
        Net investment loss                          (9,367,591)           (77,595)           (96,528)
                                                   ------------         ----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  FROM INVESTMENTS:
    Net realized gain from Investments              459,769,378          3,981,136          2,348,411
    Net change in unrealized appreciation
      (depreciation) from investments                81,486,530           (208,709)        (3,698,987)
                                                   ------------         ----------        -----------
      Net realized and unrealized gain (loss)
       from investments                             541,255,908          3,772,427         (1,350,576)
                                                   ------------         ----------        -----------
    Net increase (decrease) in net assets
      resulting from operations                    $531,888,317         $3,694,832        $(1,447,104)
                                                   ============         ==========        ===========


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              WARBURG PINCUS
                                                                              EMERGING GROWTH
                                                                                    FUND
                                                                     ---------------------------------
                                                                          FOR THE          FOR THE
                                                                     SIX MONTHS ENDED    YEAR ENDED
                                                                        APRIL 30,        OCTOBER 31,
                                                                     ----------------  ---------------
                                                                           2000             1999
                                                                      --------------   ---------------
                                                                       (UNAUDITED)
FROM OPERATIONS:
  Net investment loss                                                 $   (9,367,591)  $  (15,518,919)
  Net realized gain from investments                                     459,769,378      300,644,500
  Net change in unrealized appreciation (depreciation) from
   investments                                                            81,486,530      205,391,594
                                                                      --------------   --------------
    Net increase (decrease) in net assets resulting from operations      531,888,317      490,517,175
                                                                      --------------   --------------
FROM DISTRIBUTIONS:
  Distributions from net realized gains
    Common Class shares                                                 (225,635,097)               0
    Advisor Class shares                                                 (31,683,347)               0
                                                                      --------------   --------------
    Net decrease in net assets from distributions                       (257,318,444)               0
                                                                      --------------   --------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                           876,074,351      724,682,855
  Reinvestment dividends and distributions                               248,328,680              225
  Net asset value of shares redeemed                                    (778,533,477)  (1,237,905,127)
                                                                      --------------   --------------
    Net increase (decrease) in net assets from capital share
     transactions                                                        345,869,554     (513,222,047)
                                                                      --------------   --------------
    Net increase (decrease) in net assets                                620,439,427      (22,704,872)

NET ASSETS:
  Beginning of period                                                  1,820,839,215    1,843,544,087
                                                                      --------------   --------------
  End of period                                                       $2,441,278,642   $1,820,839,215
                                                                      ==============   ==============
UNDISTRIBUTED NET INVESTMENT INCOME:                                  $   (9,367,591)  $            0
                                                                      ==============   ==============

--------------------------------------------------------------------------------

                                                                            WARBURG PINCUS                    WARBURG PINCUS
                                                                          SMALL COMPANY VALUE              SMALL COMPANY GROWTH
                                                                                 FUND                              FUND
                                                                    -----------------------------   -------------------------------
                                                                       FOR THE         FOR THE          FOR THE         FOR THE
                                                                    SIX MONTHS ENDED  YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                                                       APRIL 30,      OCTOBER 31,      APRIL 30,       OCTOBER 31,
                                                                    ----------------  -----------   ----------------  -------------
                                                                         2000            1999             2000            1999
                                                                      -----------     -----------    --------------   -------------
                                                                      (UNAUDITED)                      (UNAUDITED)
FROM OPERATIONS:
  Net investment loss                                                 $   (77,595)    $   (354,167)   $    (96,528)   $     (69,300)
  Net realized gain from investments                                    3,981,136        3,792,545       2,348,411        1,359,344
  Net change in unrealized appreciation (depreciation) from
   investments                                                           (208,709)      (4,750,334)     (3,698,987)       1,785,904
                                                                      -----------     ------------    ------------     ------------
    Net increase (decrease) in net assets resulting from operations     3,694,832       (1,311,956)     (1,447,104)       3,075,948
                                                                      -----------     ------------    ------------     ------------
FROM DISTRIBUTIONS:
  Distributions from net realized gains
    Common Class shares                                                (3,505,579)      (2,280,474)       (393,861)               0
    Advisor Class shares                                                   (2,470)          (1,680)              0                0
                                                                      -----------     ------------    ------------     ------------
    Net decrease in net assets from distributions                      (3,508,049)      (2,282,154)       (393,861)               0
                                                                      -----------     ------------    ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                          9,303,594       30,617,506      69,430,718       11,768,644
  Reinvestment dividends and distributions                              3,045,568        2,155,694         350,461                0
  Net asset value of shares redeemed                                  (16,424,087)     (80,318,997)    (40,911,375)     (10,367,900)
                                                                      -----------     ------------    ------------     ------------
    Net increase (decrease) in net assets from capital share
     transactions                                                      (4,074,925)     (47,545,797)     28,869,804        1,400,744
                                                                      -----------     ------------    ------------     ------------
    Net increase (decrease) in net assets                              (3,888,142)     (51,139,907)     27,028,839        4,476,692

NET ASSETS:

  Beginning of period                                                  29,230,988       80,370,895       9,020,375        4,543,683
                                                                      -----------     ------------    ------------     ------------
  End of period                                                       $25,342,846     $ 29,230,988    $ 36,049,214     $  9,020,375
                                                                      ===========     ============    ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME:                                  $   (77,595)    $          0    $    (96,528)    $          0
                                                                      ===========     ============    ============     ============

                See Accompanying Notes to Financial Statements.

                                     22 & 23

WARBURG PINCUS EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                  FOR THE SIX
                                  MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                 APRIL 30, 2000   --------------------------------------------------------
PERIOD ENDED:                     (UNAUDITED)        1999        1998        1997        1996       1995
                                 ------------     ----------  ----------  ----------  ----------  --------
PER-SHARE DATA
Net asset value,
 beginning of period               $    43.73     $    33.69  $    39.66  $    32.80  $    29.97  $  22.38
                                   ----------     ----------  ----------  ----------  ----------  --------
INVESTMENT ACTIVITIES:
  Net investment loss                   (0.18)         (0.33)      (0.12)      (0.19)      (0.02)    (0.05)
  Net gains (losses) on
   investments and foriegn
   currency related items (both
   realized and unrealized)             12.93          10.37       (3.46)       7.12        4.60      7.64
                                   ----------     ----------  ----------  ----------  ----------  --------
      Total from investment
       activities                       12.75          10.04       (3.58)       6.93        4.58      7.59
                                   ----------     ----------  ----------  ----------  ----------  --------
LESS DISTRIBUTIONS:
  Distributions from net realized
   gains                                (6.23)          0.00       (2.39)      (0.07)      (1.75)     0.00
                                   ----------     ----------  ----------  ----------  ----------  --------
      Total distributions               (6.23)          0.00       (2.39)      (0.07)      (1.75)     0.00
                                   ----------     ----------  ----------  ----------  ----------  --------
NET ASSET VALUE, END OF PERIOD     $    50.25     $    43.73  $    33.69  $    39.66  $    32.80  $  29.97
                                   ==========     ==========  ==========  ==========  ==========  ========
      Total return                      30.63%2       29.80%      (9.40)%     21.18%      16.14%    33.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000s omitted)                    $2,120,195    $1,592,595  $1,532,521  $1,515,385  $1,104,684  $487,537
    Ratio of expenses to
     average net assets                  1.22%1,3      1.23%1     1.22%1       1.22%1      1.28%1    1.26%
    Ratio of net loss to
     average net assets                  (.72)%3       (.75)%      (.48)%      (.59)%      (.63)%    (.58)%
Portfolio turnover rate                117.86%       154.08%      91.60%      87.03%      65.77%    84.82%
--------------------------------------------------------------------------------

1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .03% annualized for the six months ended April 30, 2000, and by .01%, .00%, .01% and .01% for the years ending 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.22% for the six months ended April 30, 2000, and 1.19%, 1.22%, 1.21% and 1.27% for the
     years ending 1999, 1998, 1997 and 1996, respectively.
2    Non-annualized.
3    Annualized.



                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED             FOR THE YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2000       --------------------------------------
PERIOD ENDED:                                        (UNAUDITED)           1999      1998      1997      1996 4
                                                   ----------------      -------   -------   --------   -------
PER-SHARE DATA
Net asset value, beginning of period                   $ 12.47           $ 13.39   $ 18.77   $  14.38   $ 10.00
                                                       -------           -------   -------   --------   -------
INVESTMENT ACTIVITIES:
  Net investment loss                                    (0.04)            (0.15)    (0.12)     (0.08)    (0.02)
  Net gains (losses) on investments and
   foreign currency related items
   (both realized and unrealized)                         1.65             (0.34)    (3.33)      4.64      4.40
                                                       -------           -------   -------   --------   -------
      Total from investment activities                    1.61             (0.49)    (3.45)      4.56      4.38
                                                       -------           -------   -------   --------   -------
LESS DISTRIBUTIONS:
  Distributions from net realized gains                  (1.56)            (0.43)    (1.93)     (0.17)     0.00
                                                       -------           -------   -------   --------   -------
      Total distributions                                (1.56)            (0.43)    (1.93)     (0.17)     0.00
                                                       -------           -------   -------   --------   -------
NET ASSET VALUE, END OF PERIOD                         $ 12.52           $ 12.47   $ 13.39   $  18.77   $ 14.38
                                                       =======           =======   =======   ========   =======
      Total return                                       13.07%2           (3.91)%  (19.97)%    32.05%    43.80%2
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $25,306           $29,201   $80,318   $223,675   $84,045
    Ratio of expenses to average net assets               1.78%1,3          1.76%1    1.70%1     1.70%1    1.75%1,3
    Ratio of net loss to average net assets               (.56)%3           (.76)%    (.46)%     (.63)%    (.43)%3
    Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                  .23%3             .38%      .01%       .03%      .44%3
Portfolio turnover rate                                  75.52%           168.57%    77.92%    105.87%    43.14%2
--------------------------------------------------------------------------------

1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .03% annualized for the six months ended April 30, 2000, and by .01%, .00%, .01% and .00% for the year or period ending 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.75% for the six months ended April 30, 2000, and 1.75%, 1.70%, 1.69% and 1.75% for the year or period ending 1999, 1998, 1997 and 1996, respectively.
2    Non-annualized.
3    Annualized.
4 For the period December 29, 1995 (commencement of operations) through October 31, 1996.


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED         FOR THE YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2000        ------------------------------
PERIOD ENDED:                                       (UNAUDITED)           1999      1998      1997 4
                                                    -----------          -------   -------    -------
PER-SHARE DATA
Net asset value, beginning of period                   $ 16.60           $ 10.11   $ 12.25    $ 10.00
                                                       -------           -------   -------    -------
INVESTMENT ACTIVITIES:
  Net investment loss                                    (0.06)            (0.13)    (0.34)     (0.04)
  Net gains (losses) on investments
   (both realized and unrealized)                         7.74              6.62     (1.74)      2.29
                                                       -------           -------   -------    -------
     Total from investment activities                     7.68              6.49     (2.08)      2.25
                                                       -------           -------   -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                   (0.00)             0.00     (0.06)      0.00
  Distributions from net realized gains                  (0.64)             0.00      0.00       0.00
                                                       -------           -------   -------    -------
     Total dividends and distributions                   (0.64)             0.00     (0.06)      0.00
                                                       -------           -------   -------    -------
NET ASSET VALUE, END OF PERIOD                         $ 23.64           $ 16.60   $ 10.11    $ 12.25
                                                       =======           =======   =======    =======
      Total return                                       46.95%2           64.19%       17%     22.50%2
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $36,049           $ 9,020   $ 4,544    $11,977
    Ratio of expenses to average net assets               1.93%1,3          1.41%1    1.40%1     1.41%1,3
    Ratio of net loss to average net assets               (.80)%3          (1.06)%    (.95)%     (.53)%3
    Decrease reflected in above operating expense
     ratios due to waivers/reimbursements                  .63%3            2.13%     1.10%      3.66%3
Portfolio turnover rate                                  54.49%           191.65%   114.97%    123.24%2
--------------------------------------------------------------------------------

1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .03% annualized for the six months ended April 30, 2000, by .01%, .00%, .01%, for the year or period ended October 31, 1999, 1998 and 1997, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.43% for the six months ended April 30, 2000, 1.40% and 1.40% for the year or period ended October 31, 1999, 1998 and 1997, respectively.
2    Non-annualized.
3    Annualized.
4 For the period December 31, 1996 (commencement of operations) through October 31, 1997.


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Emerging Growth Fund (the "Emerging Growth Fund"), Warburg Pincus Small Company Value (the "Small Company Value Fund"), and Warburg Pincus Small Company Growth Fund (the "Small Company Growth Fund") (each a "Fund" and collectively the "Funds") each a Maryland Corporation, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified open-end management investment company (except the Emerging Growth Fund), which is not diversified.

   Investment objectives for each Fund are as follows: the Emerging Growth Fund seeks maximum capital appreciation; the Small Company Value Fund seeks long-term capital appreciation; the Small Company Growth Fund seeks capital growth.

   Each Fund except the Small Company Growth Fund may invest up to 10% of its total assets in non-publicly traded securities (the Small Company Growth may invest up to 15% of its net assets in such securities). Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

   Each Fund (except the Small Company Growth Fund) offers two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. The Small Company Growth Fund offers only Common Class shares. Effective November 7, 1997, the Small Company Growth Fund closed generally to new investors; the Fund re-opened to all investors on November 10, 1998. Common Class and Advisor Class shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Small Company Value Fund, the Small Company Growth Fund each bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class shares. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed
 .75% of the average daily net asset value of the applicable Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. At April 30, 2000, there were no outstanding Advisor Class shares for the Small Company Growth Fund.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not accurately reflect an investment's value.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code") and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   Costs incurred in connection with organization of each Fund other than Emerging Growth Fund have been deferred and are being amortized over a period of five years from the date each Fund commenced its operations.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), can transfer uninvested cash balances to a pooled cash account, which can invest in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterpart to the agreement, retention of the collateral may be subject to legal proceedings. As of April 30, 2000, the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended April 30, 2000, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                                    AMOUNT
           ----                                                   --------
           Emerging Growth                                        $349,897
           Small Company Value                                       3,888
           Small Company Growth                                      3,833

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   On July 6, 1999, CSAM became each Funds' investment adviser as a result of the previously announced acquisition of Warburg Pincus Asset Management, Inc. ("Warburg Pincus") by Credit Suisse Group ("Credit Suisse"). Warburg Pincus was combined with CSAM, which is an indirect wholly-owned U.S. subsidiary of Credit Suisse. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

    FUND                                          ANNUAL RATE
    ------                             ---------------------------------
    Emerging Growth Fund                .90% of average daily net assets
    Small Company Value Fund           1.00% of average daily net assets
    Small Company Growth Fund          1.00% of average daily net assets

   For the six months ended April 30, 2000, investment advisory fees and voluntary waivers were as follows:

                                 GROSS                            NET
    FUND                      ADVISORY FEE       WAIVER       ADVISORY FEE
    ----                      ------------      ---------     ------------
    Emerging Growth Fund       $10,719,845      $      0      $10,719,845
    Small Company Value Fund       139,337       (17,658)         121,679
    Small Company Growth Fund      121,403       (60,913)          60,490

   Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of CSAM served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, Inc. ("PNC"), also serves as each Fund's co-administrator. For its administrative services, CSAMSI currently receives a fee calculated at the rate of .10% of each Fund's daily net assets. For the six months ended April 30, 2000, administrative services fees were as follows:

    FUND                                              CO-ADMINISTRATION FEE
    ----                                              ---------------------
    Emerging Growth Fund                                  $1,191,094
    Small Company Value Fund                                  13,934
    Small Company Growth Fund                                 12,140

   For administrative services, PFPC currently receives a fee, exclusive of out-of-pocket expenses, calculated as follows:

                    AVERAGE DAILY
                      NET ASSETS                      ANNUAL RATE
                  ------------------                  -----------
                  First $500 million                     0.10%
                    Next $1 Billion                     0.075%
                   Over $1.5 Billion                     0.05%

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   For the six months ended April 30, 2000, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                         NET
FUND                      CO-ADMINISTRATION FEE      WAIVER      CO-ADMINISTRATION FEE
----                      ---------------------     ---------    ---------------------
Emerging Growth Fund           $846,200                 $ 0           $846,200
Small Company Value Fund         15,198             (13,934)             1,264
Small Company Growth Fund        14,183             (12,140)             2,043

   CSAMSI also serves as each Fund's distributor. No compensation is paid by the Common Class shares of the Emerging Growth Fund to CSAMSI for distribution services. Provident Distributors, Inc. will become each Fund's distributor effective January 3, 2000. For its shareholder and selling services, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of Common Class shares of the Small Company Value Fund and the Small Company Growth Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. CSAMSI receives a fee at an annual rate of .50% of the average daily net assets of each Fund's Advisor Class shares pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act which CSAMSI may use to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2000, shareholder servicing and distribution fees were as follows:

                                                   SHAREHOLDER SERVICING/
           FUND                                       DISTRIBUTION FEE
           ----                                    ---------------------
           Emerging Growth Fund
            Advisor Class shares                         $759,756
                                                         ========
           Small Company Value Fund
            Common Class shares                          $ 34,793
            Advisor Class shares                               83
                                                         --------
                                                         $ 34,876
                                                         ========
           Small Company Growth Fund
            Common Class shares                          $ 30,351
                                                         ========

3. LINE OF CREDIT

   The Funds, together with other Funds advised by CSAM, have established a $250 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank AG as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent as well as certain other lenders, for temporary or emergency purposes

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

3. LINE OF CREDIT -- (CONT'D)

primarily relating to unanticipated portfolio share redemptions. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. At April 30, 2000, there were no loans outstanding for any of the Funds. During the six months ended April 30, 2000, borrowings under the Credit Facility were as follows:

                                                                   MAXIMUM
                             AVERAGE DAILY      AVERAGE          DAILY LOAN
    FUND                      LOAN BALANCE   INTEREST RATE %     OUTSTANDING
    ----                     -------------   ---------------    -------------
    Small Company Growth Fund    $15,978           6.02            $671,000

4. INVESTMENTS IN SECURITIES

   At April 30, 2000, purchases and sales of investment securities (excluding short-term investments) were as follows:

    FUND                                     PURCHASES              SALES
    ----                                   --------------     ----------------
    Emerging Growth Fund                   $2,560,207,899       $2,544,358,565
    Small Company Value Fund                   20,301,236           27,249,435
    Small Company Growth Fund                  38,524,124           11,953,080

   At April 30, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                  UNREALIZED       UNREALIZED     NET UNREALIZED
    FUND                         APPRECIATION     DEPRECIATION     APPRECIATION
    ----                         ------------    --------------   --------------
    Emerging Growth Fund         $768,027,152    $(149,295,379)    $618,731,773
    Small Company Value Fund        4,572,261       (2,634,655)       1,937,606
    Small Company Growth Fund       5,783,997       (7,484,130)       1,700,133

5. RESTRICTED SECURITIES

   Certain Funds' investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of each Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 2000, and share value of the securities and percent of net assets, which the securities comprise.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

5. RESTRICTED SECURITIES -- (CONT'D)

                                                                                                                   PERCENTAGE
                                                       SECURITY       ACQUISITION                      MARKET        OF NET
FUND              SECURITY DESCRIPTION                    TYPE           DATE(S)         COST           VALUE        ASSETS
----              --------------------                  --------      ----------     -----------     -----------   ----------
Emerging Growth
 Fund
               SoftCom, Inc.                            Preferred       12/21/99     $   999,000     $   999,999      0.04
               Breeze Com, Ltd Series B                 Preferred       11/04/99       7,168,432      38,259,716      1.57
               Celletra Limited Series C                Preferred       04/05/00       7,000,000       7,000,000      0.29
               Times Square Media                          Bond         11/23/99       2,900,000       2,900,000      0.12
               Chaparral Resources, Inc.                  Common        07/28/98       1,250,000         109,375      0.01
               New York Restaurant Group, Inc.            Common        10/30/97       3,249,985       3,249,985      0.13
               Opal Concepts, Inc. Series B             Preferred       08/31/95       2,000,000       2,000,000      0.08
               Women First Healthcare, Inc.             Preferred       01/08/98       1,500,000         514,688      0.02
               Women First Healthcare, Inc.             Warrants        03/18/99               0               0      0.00
                                                                                     -----------      ----------      ----
                                                                                     $26,068,416     $55,033,763      2.26%
                                                                                     ===========     ===========      ====
Small Company
 Value Fund
               EA Industries, Inc.                         Bond         04/17/97     $ 1,500,000      $  150,000      0.60%
               EA Industries, Inc.                       Warrants       03/31/98         110,438               0      0.00%
                                                                                     -----------      ----------      ----
                                                                                     $ 1,610,438      $  150,000      0.60%
                                                                                     ===========      ==========      ====

6. FORWARD FOREIGN CURRENCY CONTRACTS

   Each Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward contracts primarily for hedging purposes. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2000, there were no open forward foreign currency contracts.

7. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares (two billion in the case of the Emerging Growth Fund) of each Fund are classified as the Advisor Class.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS-- (CONT'D)

   Transactions in classes of each Fund were as follows:

                                                                        EMERGING GROWTH FUND
                                                ------------------------------------------------------------------
                                                       COMMON CLASS SHARES                ADVISOR CLASS SHARES
                                                ---------------------------------    -----------------------------
                                                   FOR THE                             FOR THE
                                                  SIX MONTHS          FOR THE         SIX MONTHS        FOR THE
                                                    ENDED           YEAR ENDED          ENDED         YEAR ENDED
                                                APRIL 30, 2000      OCTOBER 31,     APRIL 30, 2000    OCTOBER 31,
                                                  (UNAUDITED)           1999          (UNAUDITED)         1999
                                                --------------    ---------------   --------------   -------------
Shares sold                                         15,558,944         17,598,528       1,246,907          882,074
Shares issued to shareholders on reinvestment
 of dividends                                        4,767,193                  6         711,829                0
Shares redeemed                                    (14,535,528)       (26,668,182)       (489,228)      (5,013,511)
                                                 -------------    ---------------    ------------    -------------
Net increase (decrease) in shares outstanding        5,790,609         (9,069,648)      1,469,508       (4,131,437)
                                                 =============    ===============    ============    =============
Proceeds from sale of shares                     $ 810,858,604    $   690,945,900    $ 65,215,747    $  33,736,955
Reinvestment of distributions                      217,193,291                225      31,135,389                0
Net asset value of shares redeemed                (743,334,234)    (1,047,436,237)    (35,199,243)    (190,468,890)
                                                 -------------    ---------------    ------------    -------------
Net increase (decrease) from capital share
 transactions                                    $ 284,717,661    $  (356,490,110)   $ 61,151,893    $(156,731,935)
                                                 =============    ===============    ============    =============


                                                                       SMALL COMPANY VALUE FUND
                                                ------------------------------------------------------------------
                                                       COMMON CLASS SHARES                ADVISOR CLASS SHARES
                                                ---------------------------------    -----------------------------
                                                   FOR THE                             FOR THE
                                                  SIX MONTHS          FOR THE         SIX MONTHS        FOR THE
                                                    ENDED           YEAR ENDED          ENDED         YEAR ENDED
                                                APRIL 30, 2000      OCTOBER 31,     APRIL 30, 2000    OCTOBER 31,
                                                  (UNAUDITED)           1999          (UNAUDITED)         1999
                                                --------------    ---------------   --------------   -------------
Shares sold                                            641,816         2,370,859          25,958          2,662
Shares issued to shareholders on reinvestment
 of dividends                                          246,303           161,133             103            101
Shares redeemed                                     (1,164,712)       (6,189,358)        (25,518)        (4,265)
                                                  ------------      ------------       ---------       --------
Net decrease in shares outstanding                    (276,593)       (3,657,366)            543         (1,502)
                                                  ============      ============       =========       ========
Proceeds from sale of shares                      $  8,983,904      $ 30,585,137       $ 319,690       $ 32,369
Reinvestment of distributions                        3,044,299         2,154,348           1,269          1,346
Net asset value of shares redeemed                 (16,108,806)      (80,265,308)       (315,281)       (53,689)
                                                  ------------      ------------       ---------       --------
Net increase (decrease) from capital share
 transactions                                     $ (4,080,603)     $(47,525,823)      $   5,678       $(19,974)
                                                  ============      ============       =========       ========

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                  SMALL COMPANY GROWTH FUND
                                               --------------------------------
                                                      COMMON CLASS SHARES
                                               --------------------------------
                                                 FOR THE
                                                SIX MONTHS         FOR THE
                                                  ENDED           YEAR ENDED
                                              APRIL 30, 2000      OCTOBER 31,
                                                (UNAUDITED)           1999
                                               -------------     --------------
Shares sold                                       2,513,529            859,778
Shares issued to shareholders on reinvestment
 of dividends                                        17,427                  0
Shares redeemed                                  (1,549,812)          (765,739)
                                                -----------       ------------
Net increase in shares outstanding                  981,144             94,039
                                                ===========       ============
Proceeds from sale of shares                    $69,430,718       $ 11,768,644
Reinvestment of dividends                           350,461                  0
Net asset value of shares redeemed              (40,911,375)       (10,367,900)
                                                -----------       ------------
Net increase from capital share transactions    $28,869,804       $  1,400,744
                                                ===========       ============

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

8. OTHER FINANCIAL HIGHLIGHTS

   Each fund (other than the Small Company Growth Fund) currently offers one other class of shares, Advisor Class shares, representing equal pro rata interests in each of the respective Funds. The financial highlights for an Advisor Class share of each Fund are as follows:

                                                                      WARBURG PINCUS EMERGING GROWTH FUND
                                                   -------------------------------------------------------------------------
                                                                             ADVISOR CLASS SHARES
                                                   -------------------------------------------------------------------------
                                                     FOR THE SIX
                                                     MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2000      ----------------------------------------------------
PERIOD ENDED:                                        (UNAUDITED)          1999      1998       1997       1996        1995
                                                   ---------------      --------  --------   --------   --------    --------
PER-SHARE DATA
Net asset value, beginning of period                  $  41.99          $  32.51  $  38.50   $  31.99   $  29.38    $  22.05
                                                      --------          --------  --------   --------   --------    --------
INVESTMENT ACTIVITIES:
  Net investment loss                                    (0.28)            (0.65)    (0.49)     (0.33)     (0.09)      (0.09)
  Net gains or losses on investments
   and foreign currency related items
   (both realized and unrealized)                        12.41             10.13     (3.11)      6.91       4.45        7.42
                                                      --------          --------  --------   --------   --------    --------
      Total from investment activities                   12.13              9.48     (3.60)      6.58       4.36        7.33
                                                      --------          --------  --------   --------   --------    --------
LESS DISTRIBUTIONS:
  Distributions from net realized
   capital gains                                         (5.97)             0.00     (2.39)     (0.07)     (1.75)       0.00
                                                      --------          --------  --------   --------   --------    --------
      Total distributions                                (5.97)             0.00     (2.39)     (0.07)     (1.75)       0.00
                                                      --------          --------  --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD                        $  48.15          $  41.99  $  32.51   $  38.50   $  31.99    $  29.38
                                                      ========          ========  ========   ========   ========    ========
Total return                                             30.31%2           29.16%    (9.75)%    20.62%     15.69%      33.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)              $321,084          $228,244  $311,023   $457,432   $362,696    $167,225
    Ratio of expenses to average
     net assets                                           1.72%1,3          1.72%1    1.62%1     1.63%1     1.70%1      1.76%
    Ratio of net loss to average
     net assets                                            .72%3           (1.25)%    (.87)%     (1.01)%    (1.05)%     (1.08)%
Portfolio turnover rate                                 117.86%           154.08%    91.60%      87.03%     65.77%      84.82%

------------------------------------------------------------------------------------------------------------------------------------

1 Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .03% annualized for the six months ended April 30, 2000 and by .01%, .00%, .00% and .01% for the year ended October 31, 1999, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.69% for the six months ended April 30, 2000, 1.72%, 1.62%, 1.63% and 1.69% for the year ended October 31, 1999,
     1998, 1997 and 1996, respectively.
2    Non-annualized.
3    Annualized.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

8. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                                 WARBURG PINCUS SMALL COMPANY VALUE FUND
                                                   -----------------------------------------------------------------------
                                                                           ADVISOR CLASS SHARES
                                                   -----------------------------------------------------------------------
                                                     FOR THE SIX                                        DECEMBER 29, 1995
                                                    MONTHS ENDED        FOR THE YEAR ENDED OCTOBER 31,  (COMMENCEMENT OF
                                                   APRIL 30, 2000       ------------------------------ OPERATIONS) THROUGH
PERIOD ENDED:                                        (UNAUDITED)          1999       1998      1997     OCTOBER 31, 1996
                                                   ---------------       -------   -------   --------  -------------------
PER-SHARE DATA
Net asset value, beginning of period                    $12.35           $ 13.30    $18.65    $14.46        $10.00
                                                        ------           -------    ------    ------        ------
INVESTMENT ACTIVITIES:
  Net investment loss                                    (0.04)            (0.18)    (0.40)    (0.08)        (0.02)
  Net gains (losses) on investments
   and foreign currency related items
   (both realized and unrealized)                         1.60             (0.34)    (3.02)     4.44          4.48
                                                        ------           -------    ------    ------        ------
      Total from investment activities                    1.56             (0.52)    (3.42)     4.36          4.46
                                                        ------           -------    ------    ------        ------
LESS DISTRIBUTIONS:
  Distributions from net realized
   capital gains                                         (1.48)            (0.43)    (1.93)    (0.17)         0.00
                                                        ------           -------    ------    ------        ------
      Total distributions                                (1.48)            (0.43)    (1.93)    (0.17)         0.00
                                                        ------           -------    ------    ------        ------
NET ASSET VALUE, END OF PERIOD                          $12.43           $ 12.35    $13.30    $18.65        $14.46
                                                        ======           =======    ======    ======        ======
Total return                                             12.79%2           (4.17)%  (19.93)%   30.47%        44.60%2

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                $   37           $    30    $   53    $  255        $    5
    Ratio of expenses to average
     net assets                                           2.03%1,3          2.01%1    1.97%1    1.89%1        1.97%1,3
    Ratio of net loss to average net assets               (.75)%3          (1.02)%    (.92)%    (.78)%        (.52)%3
    Decrease reflected in above
     operating expense ratios due to
     waivers/reimbursements                                .20%3             .39%      .27%      .00%         1.46%3
Portfolio turnover rate                                  75.52%           168.57%    77.92%   105.87%        43.14%2
--------------------------------------------------------------------------------

1 Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .03% for the six months ended April 30, 2000 and by .01%, .00%, .01% and .00% for the year or period ended October 31, 1999, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 2.00% for the six months ended April 30, 2000 and 2.00%, 1.97%, 1.88% and 1.97% for the year or period ended October 31, 1999, 1998, 1997 and 1996, respectively.
2    Non-annualized.
3    Annualized.

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                               [GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                      P.O. BOX 9030, BOSTON, MA 02205-9030
              800-WARBURG (800-927-2874) (BULLET) WWW.WARBURG.COM

PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR.                          WPUSS-3-0400